General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expenses [Abstract]
Human resources expenses	$ 26,700,229	$ 23,448,838	$ 21,350,467
Business promotion, travel and entertainment	3,339,568	3,492,472	3,002,921
Statutory, advisory and rating	3,463,139	3,040,841	1,811,372
Information technology and software	1,871,641	1,838,585	1,542,740
Office operation	1,459,670	1,783,868	1,491,240
Depreciation and amortization (note 13)	1,288,407	869,140	1,022,950
Interest expense arising from lease liabilities (note 2)	108,426
Bank charges	136,569	153,055	129,750
Board of directors' expenses	898,296	724,880	551,164
General and administrative expenses	$ 39,265,945	$ 35,351,679	$ 30,902,604